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                                                  Filed Pursuant to Rule 497(e)
                                                  Registration File No.: 2-82510



                                                              September 24, 2003
                                                                      Supplement

MORGAN STANLEY LOGO




                       SUPPLEMENT DATED SEPTEMBER 24, 2003

                              TO THE PROSPECTUS OF

                    MORGAN STANLEY VARIABLE INVESTMENT SERIES

                                 CLASS Y SHARES

                                Dated May 1, 2003



     The section of the Prospectus titled "Portfolio Management -- European Growth Portfolio" is hereby replaced by the following:


         The Portfolio is managed within the European Growth team. Current members of the team include Jeremy G. Lodwick and Benjamin Legge.